STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)					1 Months Ended			12 Months Ended
	Jun. 27, 2022	Apr. 19, 2022	Apr. 14, 2022	Mar. 31, 2022	Dec. 31, 2023	Aug. 31, 2023	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 30, 2022	Jan. 19, 2021
Class of Stock [Line Items]
Common Stock, Par or Stated Value Per Share	$ 0.001								$ 0.001
Common Stock, Shares Authorized	250,000,000								1,000,000,000
Common Stock, Shares, Outstanding					484,464,194			484,464,194	515,505,770
Preferred Stock, Shares Authorized									10,000,000			10,000,000
Preferred Stock, Par or Stated Value Per Share									$ 0.001			$ 0.001
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value								$ 0.01	$ 0.02
Restricted Stock [Member]
Class of Stock [Line Items]
[custom:StockIssuedDuringPeriodUnregisteredValueNewIssues]								$ 30,000
Stock Issued During Period, Shares, Restricted Stock Award, Gross								1,500,000
Common Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues								17,291,667	1,500,000
Stock Issued During Period, Shares, Conversion of Convertible Securities	485,781,168			485,781,168					485,781,168
Stock Issued During Period, Shares, Issued for Services		4,635,720	3,348,000					1,674,506
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value		$ 0.10	$ 0.10
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage		25.00%
[custom:StockIssuedDuringPeriodUnregisteredSharesNewIssues]						666,667		1,674,506
[custom:StockIssuedDuringPeriodUnregisteredValueNewIssues]						$ 20,000		$ 117,455
Stock Issued During Period, Shares, Restricted Stock Award, Gross								1,500,000	7,983,720
Sale of Stock, Number of Shares Issued in Transaction					5,375,000		11,250,000
Sale of Stock, Consideration Received on Transaction					$ 167,500		$ 225,000
Sale of Stock, Price Per Share						$ 0.03	$ 0.02			$ 0.07
Common Stock [Member] | Minimum [Member]
Class of Stock [Line Items]
Sale of Stock, Price Per Share					$ 0.03			$ 0.03
Common Stock [Member] | Maximum [Member]
Class of Stock [Line Items]
Share Price					$ 0.04			$ 0.04
Common Stock [Member] | Vesting Period One [Member]
Class of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares			1,802,769
Common Stock [Member] | Vesting Period Four [Member]
Class of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares			515,077
Bitech Mining Corporation [Member] | Common Stock [Member]
Class of Stock [Line Items]
Common Stock, Par or Stated Value Per Share				$ 0.001
Stock Issued During Period, Shares, Conversion of Convertible Securities				94,312,250
[custom:SharesIssuedAndOutstandingPercentage-0]				100.00%
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Authorized											9,000,000
[custom:SharesIssuedAndOutstandingPercentage-0]	96.00%
Preferred Stock, Shares Issued	9,000,000
Series A Preferred Stock [Member] | Bitech Mining Corporation [Member]
Class of Stock [Line Items]
Preferred Stock, Par or Stated Value Per Share				$ 0.001
Stock Issued During Period, Shares, New Issues				9,000,000
Stock Issued During Period, Shares, Conversion of Convertible Securities				9,000,000
[custom:SharesIssuedAndOutstandingPercentage-0]				100.00%